SHARE-BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2021
SHARE-BASED COMPENSATION EXPENSES
SHARE-BASED COMPENSATION EXPENSES
NOTE 17 - SHARE-BASED COMPENSATION EXPENSES
On May 14, 2015, the Board of Directors approved the 2015 Equity Incentive Plan (the “2015 Equity Plan”). The 2015 Equity Plan provided for 5,000,000 ordinary shares, and it will terminate ten years following the date that it was adopted by the Board of Directors. The purpose of the 2015 Equity Plan is to promote the long-term growth and profitability of the Company and its affiliates by stimulating the efforts of employees, directors and consultants of the Company and its affiliates who are selected to be participants, aligning the long-term interests of participants with those of shareholders, heightening the desire of participants to continue in working toward and contributing to the success of the Company, attracting and retaining the best available personnel for positions of substantial responsibility, and generally providing additional incentive for them to promote the success of the Company’s business through the grant of awards of or pertaining to the Company’s ordinary shares. The 2015 Equity Plan permits the grant of incentive share options, non-statutory share options, restricted shares, restricted share units, share appreciation rights, performance units and performance shares as the Company may determine.
Share options

On November 16, 2020 and March 17, 2021, certain directors and employees of the Company were granted share-based compensation awards totaling 90,000 and 478,500, respectively, share options to purchase ordinary shares. The exercise price of these options is $11.85 per share.
A summary of the share option activity for the year ended June 30, 2021 is as shown below:

Share Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding, vested and exercisable at June 30, 2020	—	—	—	—
Granted on November 16, 2020	90,000	11.85	10	—
Granted on March 17, 2021	478,500	11.85	9.95	1,165

Outstanding, vested and exercisable at June 30, 2021	568,500	11.85	9.66	1,734

The Company recorded share-based compensation expense relating to options granted in 2021 in the amount of

$1,406

which is included in general and administrative expenses in fiscal year 2021. As of June 30 2021, the unrecognized compensation expense of $2,147 related to the share options is expected to be recognized over a weighted-average vesting period of 1.43 years.
Restricted shares
On December 10, 2016, the Company granted 67,500 restricted ordinary shares to certain directors under the 2015 Plan. These restricted shares vest quarterly over a three-year period starting from the directors’ respective service inception date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.
On September 19, 2019, the Company granted 67,500 restricted ordinary shares to certain directors under the 2015 Plan. These restricted shares vest quarterly over a three-year period starting from the directors’ respective service inception date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.
On November 16, 2020, the Company granted 318,000 restricted ordinary shares to certain directors under the 2015 Plan. These restricted shares vest quarterly over a three-year period commencing from November 2020. Fair value of the restricted shares was determined with reference to the market closing price at grant date.
On March 17, 2021, the Company granted 1,116,500 restricted ordinary shares to certain officers and certain employees under the 2015 Plan. These restricted shares vest quarterly over a three-year period commencing from March 2021. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted share activity for the year ended June 30, 2020 and 2021 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2019	18,125	20.09
Granted	67,500	16.06
Vested	(22,500)	19.31

Un-vested at June 30, 2020	63,125	16.06
Granted	1,434,500	11.85
Vested	(177,288)	13.35

Un-vested at June 30, 2021	1,320,337	11.85

The aggregate grant-date fair value of restri
c
ted shares vested during the years ended June 30, 2019, 2020 and 2021 were $452, $434 and $2,367, respectively. $238, $410 and $8,318 were recorded in general and administrative expenses as restricted share compensation expenses, for the years ended June 30, 2019, 2020 and 2021, respectively. As of June 30, 2021, the aggregated unrecognized compensation expense of $11,963 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 1.41 years.